Commitments, Guarantees and Pledged Assets - Summary of Contract Amounts of Credit-Related Arrangements (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of commitments and contingencies [Line Items]
Contractual amount	$ 300,257	$ 280,359
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Contractual amount	51,550	46,753
Unutilized credit commitments [member]
Disclosure of commitments and contingencies [Line Items]
Contractual amount	224,746	209,433
Backstop liquidity facilities [member]
Disclosure of commitments and contingencies [Line Items]
Contractual amount	10,520	11,195
Standby and performance letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Contractual amount	13,242	12,764
Documentary and commercial letters of credit [member]
Disclosure of commitments and contingencies [Line Items]
Contractual amount	$ 199	$ 214